FEDERATED SHORT-INTERMEDIATE DURATION MUNICIPAL TRUST

                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                                October 31, 2007


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

     RE: FEDERATED SHORT-INTERMEDIATE DURATION MUNICIPAL TRUST (the "Trust")
            Class A Shares
            Institutional Shares
            Institutional Service Shares
           1933 Act File No. 2-72277
           1940 Act File No. 811-3181

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statement of Additional Information dated October 31, 2007, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 47 on October 29, 2007.

      If you have any questions regarding this certification, please contact me at (412) 288-7268.

                                                 Very truly yours,



                                                 /s/ George F. Magera
                                                 George F. Magera
                                                 Assistant Secretary








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